Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2024 and 2023 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2024 £’000	2023 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2027	£144,754	£—